Goodwill And Intangible Assets - Summary of Changes In Carrying Amount of Acquired Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 213	$ 225	$ 283
Intangible assets gross, Ending balance	167	213	225
Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	570	525	525
Additions during the period	9	8	11
Acquisition through business combination (Refer Note 2.10)		41
Translation differences	(5)	(4)	(11)
Intangible assets gross, Ending balance	574	570	525
Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(357)	(300)	(242)
Amortization expense	(52)	(60)	(62)
Translation differences	2	3	4
Intangible assets gross, Ending balance	(407)	(357)	(300)
Customer related
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	111	105	143
Intangible assets gross, Ending balance	$ 85	$ 111	$ 105
Customer related | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	1 year	1 year	1 year
Estimated Remaining Useful Life (in years)	1 year	1 year	1 year
Customer related | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	15 years	15 years	15 years
Estimated Remaining Useful Life (in years)	10 years	11 years	12 years
Customer related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 307	$ 274	$ 282
Acquisition through business combination (Refer Note 2.10)		34
Translation differences	(3)	(1)	(8)
Intangible assets gross, Ending balance	304	307	274
Customer related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(196)	(169)	(139)
Amortization expense	(24)	(29)	(32)
Translation differences	1	2	2
Intangible assets gross, Ending balance	(219)	(196)	(169)
Software related
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	42	46	45
Intangible assets gross, Ending balance	$ 41	$ 42	$ 46
Software related | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years	3 years	3 years
Estimated Remaining Useful Life (in years)	1 year	1 year	1 year
Software related | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	10 years	10 years	10 years
Estimated Remaining Useful Life (in years)	5 years	6 years	7 years
Software related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 127	$ 121	$ 112
Additions during the period	9	8	11
Translation differences	(2)	(2)	(2)
Intangible assets gross, Ending balance	134	127	121
Software related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(85)	(75)	(67)
Amortization expense	(9)	(10)	(9)
Translation differences	1	0	1
Intangible assets gross, Ending balance	(93)	(85)	(75)
Marketing Related
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	18	21	26
Intangible assets gross, Ending balance	$ 14	$ 18	$ 21
Marketing Related | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years	3 years	3 years
Estimated Remaining Useful Life (in years)	1 year	1 year	1 year
Marketing Related | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	10 years	10 years	10 years
Estimated Remaining Useful Life (in years)	6 years	7 years	8 years
Marketing Related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 42	$ 40	$ 40
Acquisition through business combination (Refer Note 2.10)		3
Translation differences		(1)
Intangible assets gross, Ending balance	42	42	40
Marketing Related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(24)	(19)	(14)
Amortization expense	(4)	(6)	(5)
Translation differences		1
Intangible assets gross, Ending balance	(28)	(24)	(19)
Others
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	42	53	69
Intangible assets gross, Ending balance	$ 27	$ 42	$ 53
Others | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years	3 years	3 years
Estimated Remaining Useful Life (in years)	1 year	1 year	1 year
Others | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	7 years	7 years	7 years
Estimated Remaining Useful Life (in years)	4 years	5 years	6 years
Others | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 94	$ 90	$ 91
Acquisition through business combination (Refer Note 2.10)		4
Translation differences		0	(1)
Intangible assets gross, Ending balance	94	94	90
Others | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(52)	(37)	(22)
Amortization expense	(15)	(15)	(16)
Translation differences		0	1
Intangible assets gross, Ending balance	$ (67)	$ (52)	$ (37)